Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam International Value Fund
Class Name	Class A
Trading Symbol	PNGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	0.96%
[1]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class A shares of Putnam International Value Fund returned 19.75%. The Fund compares its performance to the  MSCI EAFE Value Index-NR, which returned 26.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in STMicroelectronics, a semiconductor manufacturer.
↑	Cenovus Energy, an integrated energy company.
↑	Overweight exposure to MinebeaMitsumi, a precision components and electronic devices manufacturer.

Top detractors from performance:
↓	Partners Group Holding, a private markets investment firm.
↓	Not owning Murata Manufacturing, an electronic components manufacturer.
↓	Overweight position in Alstom, a global rail transport company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class A	19.75	11.72	10.18
Class A (with sales charge)	12.87	10.40	9.53
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Value Index-NR	26.95	13.15	10.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,209,087,255
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 5,295,529
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,209,087,255
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Total Management Fee Paid	$5,295,529
Portfolio Turnover Rate	19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam International Value Fund
Class Name	Class C
Trading Symbol	PIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$187	1.71%
[3]
Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class C shares of Putnam International Value Fund returned 18.87%. The Fund compares its performance to the  MSCI EAFE Value Index-NR, which returned 26.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in STMicroelectronics, a semiconductor manufacturer.
↑	Cenovus Energy, an integrated energy company.
↑	Overweight exposure to MinebeaMitsumi, a precision components and electronic devices manufacturer.

Top detractors from performance:
↓	Partners Group Holding, a private markets investment firm.
↓	Not owning Murata Manufacturing, an electronic components manufacturer.
↓	Overweight position in Alstom, a global rail transport company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class C	18.87	10.87	9.52
Class C (with sales charge)	17.87	10.87	9.52
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Value Index-NR	26.95	13.15	10.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,209,087,255
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 5,295,529
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,209,087,255
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Total Management Fee Paid	$5,295,529
Portfolio Turnover Rate	19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam International Value Fund
Class Name	Class R
Trading Symbol	PIIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$133	1.21%
[5]
Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R shares of Putnam International Value Fund returned 19.44%. The Fund compares its performance to the  MSCI EAFE Value Index-NR, which returned 26.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in STMicroelectronics, a semiconductor manufacturer.
↑	Cenovus Energy, an integrated energy company.
↑	Overweight exposure to MinebeaMitsumi, a precision components and electronic devices manufacturer.

Top detractors from performance:
↓	Partners Group Holding, a private markets investment firm.
↓	Not owning Murata Manufacturing, an electronic components manufacturer.
↓	Overweight position in Alstom, a global rail transport company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R	19.44	11.43	9.90
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Value Index-NR	26.95	13.15	10.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,209,087,255
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 5,295,529
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,209,087,255
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Total Management Fee Paid	$5,295,529
Portfolio Turnover Rate	19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam International Value Fund
Class Name	Class R6
Trading Symbol	PIGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$66	0.60%
[7]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R6 shares of Putnam International Value Fund returned 20.18%. The Fund compares its performance to the  MSCI EAFE Value Index-NR, which returned 26.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in STMicroelectronics, a semiconductor manufacturer.
↑	Cenovus Energy, an integrated energy company.
↑	Overweight exposure to MinebeaMitsumi, a precision components and electronic devices manufacturer.

Top detractors from performance:
↓	Partners Group Holding, a private markets investment firm.
↓	Not owning Murata Manufacturing, an electronic components manufacturer.
↓	Overweight position in Alstom, a global rail transport company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R6	20.18	12.15	10.64
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Value Index-NR	26.95	13.15	10.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,209,087,255
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 5,295,529
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,209,087,255
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Total Management Fee Paid	$5,295,529
Portfolio Turnover Rate	19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam International Value Fund
Class Name	Class Y
Trading Symbol	PNGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$78	0.71%
[9]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class Y shares of Putnam International Value Fund returned 20.06%. The Fund compares its performance to the  MSCI EAFE Value Index-NR, which returned 26.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in STMicroelectronics, a semiconductor manufacturer.
↑	Cenovus Energy, an integrated energy company.
↑	Overweight exposure to MinebeaMitsumi, a precision components and electronic devices manufacturer.

Top detractors from performance:
↓	Partners Group Holding, a private markets investment firm.
↓	Not owning Murata Manufacturing, an electronic components manufacturer.
↓	Overweight position in Alstom, a global rail transport company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class Y	20.06	12.00	10.46
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Value Index-NR	26.95	13.15	10.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,209,087,255
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 5,295,529
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,209,087,255
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Total Management Fee Paid	$5,295,529
Portfolio Turnover Rate	19%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Growth Fund
Class Name	Class A
Trading Symbol	PNSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.11%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class A shares of Putnam Small Cap Growth Fund returned 37.39%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 38.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Comfort Systems, a mechanical and electrical contracting firm.
↑	Carpenter Technology, a specialty metals manufacturer.
↑	Overweight position in Advanced Energy Industries, a power conversion and control solutions company.

Top detractors from performance:
↓	Overweight position in Huron Consulting Group, a professional services and consulting firm.
↓	Encompass Health Corp, an operator of inpatient rehabilitation hospitals and rehabilitation services.
↓	Descartes Systems Group, a logistics and supply chain software provider.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class A	37.39	10.24	16.82
Class A (with sales charge)	29.49	8.94	16.13
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Growth Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,394,707,087
Holdings Count | $ / shares	108
Advisory Fees Paid, Amount	$ 19,814,489
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,394,707,087
Total Number of Portfolio Holdings	108
Total Management Fee Paid	$19,814,489
Portfolio Turnover Rate	83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[11]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Growth Fund
Class Name	Class C
Trading Symbol	PNSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	1.86%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class C shares of Putnam Small Cap Growth Fund returned 36.37%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 38.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Comfort Systems, a mechanical and electrical contracting firm.
↑	Carpenter Technology, a specialty metals manufacturer.
↑	Overweight position in Advanced Energy Industries, a power conversion and control solutions company.

Top detractors from performance:
↓	Overweight position in Huron Consulting Group, a professional services and consulting firm.
↓	Encompass Health Corp, an operator of inpatient rehabilitation hospitals and rehabilitation services.
↓	Descartes Systems Group, a logistics and supply chain software provider.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class C	36.37	9.42	16.12
Class C (with sales charge)	35.37	9.42	16.12
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Growth Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,394,707,087
Holdings Count | $ / shares	108
Advisory Fees Paid, Amount	$ 19,814,489
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,394,707,087
Total Number of Portfolio Holdings	108
Total Management Fee Paid	$19,814,489
Portfolio Turnover Rate	83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Growth Fund
Class Name	Class R
Trading Symbol	PSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$161	1.36%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R shares of Putnam Small Cap Growth Fund returned 37.05%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 38.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Comfort Systems, a mechanical and electrical contracting firm.
↑	Carpenter Technology, a specialty metals manufacturer.
↑	Overweight position in Advanced Energy Industries, a power conversion and control solutions company.

Top detractors from performance:
↓	Overweight position in Huron Consulting Group, a professional services and consulting firm.
↓	Encompass Health Corp, an operator of inpatient rehabilitation hospitals and rehabilitation services.
↓	Descartes Systems Group, a logistics and supply chain software provider.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R	37.05	9.97	16.53
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Growth Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,394,707,087
Holdings Count | $ / shares	108
Advisory Fees Paid, Amount	$ 19,814,489
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,394,707,087
Total Number of Portfolio Holdings	108
Total Management Fee Paid	$19,814,489
Portfolio Turnover Rate	83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[13]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	PLKGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.74%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R6 shares of Putnam Small Cap Growth Fund returned 37.90%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 38.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Comfort Systems, a mechanical and electrical contracting firm.
↑	Carpenter Technology, a specialty metals manufacturer.
↑	Overweight position in Advanced Energy Industries, a power conversion and control solutions company.

Top detractors from performance:
↓	Overweight position in Huron Consulting Group, a professional services and consulting firm.
↓	Encompass Health Corp, an operator of inpatient rehabilitation hospitals and rehabilitation services.
↓	Descartes Systems Group, a logistics and supply chain software provider.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R6	37.90	10.67	17.29
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Growth Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,394,707,087
Holdings Count | $ / shares	108
Advisory Fees Paid, Amount	$ 19,814,489
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,394,707,087
Total Number of Portfolio Holdings	108
Total Management Fee Paid	$19,814,489
Portfolio Turnover Rate	83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[14]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	PSYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.86%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class Y shares of Putnam Small Cap Growth Fund returned 37.74%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 38.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Comfort Systems, a mechanical and electrical contracting firm.
↑	Carpenter Technology, a specialty metals manufacturer.
↑	Overweight position in Advanced Energy Industries, a power conversion and control solutions company.

Top detractors from performance:
↓	Overweight position in Huron Consulting Group, a professional services and consulting firm.
↓	Encompass Health Corp, an operator of inpatient rehabilitation hospitals and rehabilitation services.
↓	Descartes Systems Group, a logistics and supply chain software provider.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class Y	37.74	10.52	17.12
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Growth Index	38.74	5.57	11.97

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,394,707,087
Holdings Count | $ / shares	108
Advisory Fees Paid, Amount	$ 19,814,489
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,394,707,087
Total Number of Portfolio Holdings	108
Total Management Fee Paid	$19,814,489
Portfolio Turnover Rate	83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Does not include derivatives, except purchased options, if any.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Does not include derivatives, except purchased options, if any.